Stock and Incentive Programs - Narrative (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2016 Entity
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of entities outstanding RRD options related to 2009, 2010, 2011, and 2012 grants modified and converted into stock options | Entity				3
Number of entities outstanding shares related to 2013 and 2014 RRD RSUs modified and converted to RSU | Entity				3
Number of entities PSUs for 2014 converted to RSUs | Entity				3
Share-based compensation	$ 13,000,000	$ 8,000,000	$ 6,000,000
Tax benefit from share-based compensation expense	$ 2,000,000	3,000,000	$ 2,000,000
RRD Prior To Separation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 5,000,000
Maximum | 2016 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award term (in years)	10 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation	$ 0
Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award term (in years)	10 years
Stock Options | Maximum | After Retirement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award term (in years)	5 years
Restricted Stock Units | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting term	3 years